Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Inventory [Line Items]
Products	¥ 1,180,768		¥ 1,125,407
Packing materials and others	80		140
Inventories	1,180,848		1,125,547
Balance at beginning of the year	(99,509)		(76,631)
Additions	(89,516)		(108,461)
Write-offs	81,744		85,583
Balance at end of the year	(107,281)		(99,509)	¥ (76,631)
Inventories	1,073,567		1,026,038		$ 168,466
Inventories write-downs	89,516	$ 14,047	108,461	76,169
Cost of products
Inventory [Line Items]
Inventories write-downs	¥ 89,516		¥ 108,461	¥ 76,169